Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash on hand and cash held at bank

	December 31, 2022		December 31, 2023
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	699,666	100,461	648,445	91,553
USD	73,449	73,449	76,636	76,636
SGD	2,370	1,760	3,231	2,446
Hong Kong Dollar	1,223	157	1,275	163
Others	Not applicable	1,327	Not applicable	4
Total		177,154		170,802